Staff Cost	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Staff Cost

Note 6—Staff Cost

	2018	2017	2016
	(EUR’000)
Wages and salaries	29,418	19,918	15,288
Share-based payment	19,652	9,709	7,321
Pensions (defined contribution plans)	444	324	49
Social security costs	1,793	1,156	913

Total staff costs	51,307	31,107	23,571

Average number of employees	167	121	92

Staff costs are recognized in the consolidated statement of profit or loss as follows:

	2018	2017	2016
	(EUR’000)
Research and development costs	34,146	21,845	115,829
General and administrative expenses	17,161	9,262	7,742

Total staff costs	51,307	31,107	23,571

Key Management Personnel includes our Board of Directors (7 persons; 2017: 8 persons) and Executive Board (2 persons; 2017: 2 persons).

Compensation to Key Management Personnel comprises salaries, participation in annual bonus schemes, and share-based compensation. Share-based compensation is elaborated in further details in the section “Share-based payment”.

Compensation to Key Management Personnel included above is summarized below:

	2018	2017	2016
		(EUR’000)
Compensation to Key Management Personnel
Wages and salaries	1,809	1,731	1,449
Share-based payment	5,112	3,576	2,548
Pensions (defined contribution plans)	—	—	—
Social security costs	152	70	72

Total Compensation to Key Management Personnel	7,073	5,377	4,069

Out of the total compensation to key management personnel, €1,851 thousand (2017: €1,467 thousand, 2016: €1,187 thousand) related to the Board of Directors, and €5,222 thousand (2017: €3,910 thousand, 2016: €2,882 thousand) related to the Executive Board. Out of the share-based payment to key management personnel, under the warrant programs described below, €1,607 thousand (2017: €1,202 thousand, 2016: €,938 thousand) related to the Board of Directors, and €3,505 thousand (2017: €2,374 thousand, 2016: €1,610 thousand) related to the Executive Board.

Share-based payment

Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all of our employees, members of our Board of Directors and select external consultants.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S. As of December 31, 2018, 8,078,187 warrants had been granted, of which 19,580 warrants have been cancelled, 2,212,528 warrants have been exercised, 2,168 warrants have expired without being exercised, and 232,282 warrants have been forfeited. As of December 31, 2018, our Board of Directors was authorized to grant up to 2,538,125 additional warrants to our employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of our ordinary shares at the time of grant as determined by our board of directors. Vested warrants may be exercised in two or four annual exercise periods as described below. Apart from exercise prices and exercise periods, the programs are similar.

Vesting Conditions

Warrants issued during the period from 2008 to 2012 generally vested over 36 months with 1/36 of the warrants vesting per month from the date of grant. However, some of these warrants were subject to shorter vesting periods, to a minimum of 24 months. All such warrants have been exercised or have expired as of December 31, 2018.

Effective from and after December 2012, warrants granted generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant.

Effective from and after December 2016, certain warrants issued to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.

Warrants generally cease to vest from the date of termination in the event that (i) the warrantholder terminates the employment contract and the termination is not a result of breach of the employment terms by us, or (ii) in the event that we terminate the employment contract and the warrantholder has given us good reason to do so. The warrantholder will, however, be entitled to exercise vested warrants in the first exercise period after termination.

In the event that we terminate the employment contract and the warrantholder has not given us good reason to do so, the warrantholder may keep the right to continued vesting and exercise of warrants as if the employment was still in effect. In such case, any expense not yet recognized for the outstanding warrants is recognized immediately.

Warrants issued to consultants, advisors and board members only vest so long as the consultant, advisor or board member continues to provide services to us.

Exercise Periods

Vested warrants may be exercised during certain exercise periods each year. For 657,749 outstanding warrants, there are two annual exercise periods that continue for 21 days from and including the day after the publication of (i) the annual report notification—or if such notification is not published—the annual report and (ii) our interim report (six-month report). For these warrants, the last exercise period is 21 days from and including the day after the publication of our interim report for the first half of 2023. For 272,997 outstanding warrants granted in connection with our Preference D financing, there are four annual exercise periods that continue for 21 days following the day of publication of (i) our interim report (three-month report); (ii) the annual report notification—or if such notification is not published—the annual report; (iii) our interim report (six-month report); and (iv) our interim report (nine-month report). For these warrants, the last exercise period is 21 days following the publication of our interim report (nine-month report) in 2023. For 4,680,883 warrants granted on or after December 18, 2015, there are four annual exercise periods; each exercise period begins two full trading days after the publication of the public release of our earnings data of a fiscal quarter and continues until the end of the second-to-last trading day in which quarter the relevant earnings release is published. The warrants granted in December 2015 and later expire ten years after the grant date.

In the event of liquidation, a merger, a demerger or a sale or share exchange of more than 50% of our share capital, the warrantholders may be granted an extraordinary exercise period immediately prior to the transaction in which warrants may be exercised.

Warrants not exercised by the warrantholder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrantholder.

If the warrantholder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrantholder’s continued service to us at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with us should cease without this being attributable to the warrantholder’s actions or omissions, the warrantholder shall be entitled to exercise vested warrants in the pre-defined exercise periods.

Adjustments

Warrantholders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes. Events giving rise to an adjustment include, among other things, increases or decreases to our share capital at a price below or above market value, respectively, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.

On January 13, 2015, in preparation for the Company’s IPO, the shareholders decided at an extraordinary general meeting to issue bonus shares in the ratio of 3:1 of the Company’s authorized, issued and outstanding ordinary and preference shares. The decision had a corresponding impact on the number of warrants issued and the exercise prices for outstanding warrants. Accordingly, the number of warrants was adjusted upwards in the ratio of 3:1 with a corresponding downward adjustment of the exercise prices in the ratio of 3:1. The effect of the bonus shares has been retrospectively reflected in all periods presented in these consolidated financial statements.

Warrant Activity

Warrant compensation cost is recognized in the consolidated statement of profit or loss over the vesting period of the warrants granted.

	2018	2017	2016
	(EUR’000)
Research and development costs	10,225	4,775	3,722
General and administrative expenses	9,427	4,934	3,599

Total warrant compensation costs	19,652	9,709	7,321

The following table specifies number and weighted average exercise prices of, and movements in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2016	2,615,903	10.69

Granted during the year	1,202,500	17.69
Exercised during the year (1)	(115,212)	7.63
Forfeited during the year	(11,426)	13.88
Expired during the year	—	—

Outstanding at December 31, 2016	3,691,765	13.05

Vested at the balance sheet date	1,439,066	9.36

Granted during the year	1,196,000	30.15
Exercised during the year (1)	(193,171)	8.49
Forfeited during the year	(73,440)	16.42
Expired during the year	—	—

Outstanding at December 31, 2017	4,621,154	17.62

Vested at the balance sheet date	2,034,791	11.48

Granted during the year	1,637,375	54.43
Exercised during the year (1)	(611,683)	10.82
Forfeited during the year	(35,217)	28.24
Expired during the year	—	—

Outstanding at December 31, 2018	5,611,629	29.03

Vested at the balance sheet date	2,478,770	15.81

(1)	The weighted average share price (issued in $) at the date of exercise was €58.01, €26.75, and €16.74 for the financial years ended December 31, 2018, 2017, and 2016, respectively.

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2018, per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012	532,011	8.00	56
Granted in 2013	83,738	8.00	56
Granted in 2014	314,997	6.78	59
Granted in 2015	815,895	15.67	83
Granted in 2016	1,067,469	17.89	93
Granted in 2017	1,164,144	30.15	106
Granted in 2018	1,633,375	54.43	118

Outstanding at December 31, 2018	5,611,629	29.03	96

At December 31, 2018, the exercise prices of outstanding warrants under our warrant programs range from €6.48 to €60.23 depending on the grant dates.

The range of exercise prices for outstanding warrants was €6.48 - €31.60, and €6.48 - €19.42, for the financial years ended December 31, 2017, and 2016, respectively. The weighted average remaining life for outstanding warrants was 112 months and 109 months, for the financial years ended December 31, 2017, and 2016, respectively.

Warrant Compensation Costs

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to or above the estimated market price of our shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) a volatility for comparable companies for a historic period equaling the expected lifetime of the warrants. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. The expected volatility has been calculated using a simple average of daily historical data of comparable publicly traded companies, as we do not have sufficient data for the volatility of our own share price.

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2018, 2017 and 2016:

	2018	2017	2016
Expected volatility	53 – 57%	54 — 60%	57 — 60%
Risk-free interest rate	(0.23) – 0.46%	(0.34) — 0.25%	(0.32) — 0.30%
Expected life of warrants (years)	5.05 – 7.14	5.05 — 7.10	5.05 — 7.13
Weighted average exercise price	EUR 54.43	EUR 30.15	EUR 17.69
Fair value of warrants granted in the year	EUR 17.90 – 31.81	EUR 9.65 — 17.29	EUR 5.78 — 11.07